Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

Prior to Fiscal 2026, the Company had not granted stock options for many years. However, in order to incentivize Company growth and performance, the Company granted stock options in Fiscal 2026 to Mr. Meyrath as part of his new hire equity package. The Company has granted additional stock options to Mr. Meyrath, Ms. Nash, and Mr. Craythorne in fiscal year 2027, and anticipates granting stock options to executives and other employees in the future. Granting stock options is intended to directly align the interests of our executives and other employees with those of our shareholders because recipients will not realize any financial benefit from the equity awards unless the stock price increases.
Although we do not have a formal policy with respect to the timing of granting equity awards, our typical practice is to provide periodic refresh grants to our named executive officers and certain other executive leadership positions. New hire, promotion, and hoc grants may also be made throughout the year. The decision to issue stock options or other equity awards to any employee is subject to review and approval by the LCC. Any potential equity grants to our CEO also require approval by the Board. Equity awards are typically approved effective the first day of the month, subject to LCC or Board approval (as applicable). We do not take material nonpublic information into account when determining the grant timing or terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purposes of affecting the value of executive compensation.

Award Timing Method
Prior to Fiscal 2026, the Company had not granted stock options for many years. However, in order to incentivize Company growth and performance, the Company granted stock options in Fiscal 2026 to Mr. Meyrath as part of his new hire equity package. The Company has granted additional stock options to Mr. Meyrath, Ms. Nash, and Mr. Craythorne in fiscal year 2027, and anticipates granting stock options to executives and other employees in the future. Granting stock options is intended to directly align the interests of our executives and other employees with those of our shareholders because recipients will not realize any financial benefit from the equity awards unless the stock price increases.
Although we do not have a formal policy with respect to the timing of granting equity awards, our typical practice is to provide periodic refresh grants to our named executive officers and certain other executive leadership positions. New hire, promotion, and hoc grants may also be made throughout the year. The decision to issue stock options or other equity awards to any employee is subject to review and approval by the LCC. Any potential equity grants to our CEO also require approval by the Board. Equity awards are typically approved effective the first day of the month, subject to LCC or Board approval (as applicable).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the grant timing or terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false